CONSOLIDATED BALANCE SHEETS € in Thousands, $ in Millions	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)
Non-current assets
Property, plant and equipment	€ 2,460	€ 2,020
Intangible assets	39,972	25,322
Right of use assets	3,159	3,218
Deferred tax asset	47	46
Other long-term receivables	173	164
Total non-current assets	45,811	30,770
Current assets
Inventory	882	346
Trade receivables	1,463	226
Other receivables	1,775	2,286
Other current assets	1,284	1,693
Financial assets	76,968	0
Cash and cash equivalents	17,888	135,509
Total current assets	100,260	140,060
Total assets	146,071	170,830
Capital and reserves
Capital	4,440	4,427
Share premium	228,275	228,033
Share based payment reserve	5,645	3,127
Other comprehensive income	176	202
Retained loss	(118,212)	(87,167)
Total equity attributable to shareholders	120,324	148,622
Non-current liabilities
Financial debt	8,189	7,802
Lease liability	2,586	2,737
Pension liability	0	80
Provisions	59	12
Deferred tax liability	0	5
Total non-current liabilities	10,834	10,636
Current liabilities
Financial debt	388	554
Lease liability	719	582
Trade payables	4,985	3,995
Current tax liability	3,654	2,808
Other payables	5,167	3,633
Total current liabilities	14,913	11,572
Total liabilities	25,747	22,208
Total equity and liabilities	€ 146,071	€ 170,830